Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges related to Onshore US	$ 14	$ 2,353
Continuing operation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges related to Onshore US	14	14	$ 33
Net carrying value of goodwill	$ 247	$ 247
Net carrying value of goodwill, per cent of net equity	1.00%	1.00%
Impairment of Onshore US assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charges related to Onshore US		$ 2,339